Entity Level Disclosures	12 Months Ended
Dec. 31, 2017
Entity Level Disclosures [Abstract]
ENTITY LEVEL DISCLOSURES

NOTE 17 – ENTITY LEVEL DISCLOSURES:

a.	Revenues by product:

	Year ended on December 31,
	2017	2016	2015
	USD in thousands

Miniature camera and related equipment	306	449	558
MUSE and related equipment	161	100	66
	467	549	624

b.	Revenues by geographical area (based on the location of customers):

	Year ended on December 31,
	2017	2016	2015
	USD in thousands
USA	115	345	446
Switzerland	74
South Korea	52
Italy	49	3	39
Israel	22	119
Other	155	82	139
	467	549	624

c.	All of the Group’s long-lived assets are located in Israel.

d.	Major customers

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	Year ended on December 31,
	2017	2016	2015
	USD in thousands
Customer A	49

Customer B		239	261

Customer C	9	118